Schedule of Investments
Invesco 0-5 Yr US TIPS ETF (PBTP)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.74%
U.S. Treasury Inflation — Indexed Bonds-17.77%(a)
2.38%, 01/15/2027	$2,772,181	$2,752,856
1.75%, 01/15/2028	2,521,704	2,494,241
3.63%, 04/15/2028	3,523,962	3,590,787
2.50%, 01/15/2029	2,241,594	2,255,868
3.88%, 04/15/2029	3,994,343	4,162,414
0.13%, 07/15/2031	5,847,934	5,322,570
		20,578,736
U.S. Treasury Inflation — Indexed Notes-81.97%(a)
0.13%, 10/15/2026	4,778,668	4,736,695
0.38%, 01/15/2027	5,346,076	5,261,917
0.13%, 04/15/2027	4,759,905	4,654,667
0.38%, 07/15/2027	5,118,656	5,020,207
1.63%, 10/15/2027	4,606,654	4,566,300
0.50%, 01/15/2028	5,346,810	5,196,961
1.25%, 04/15/2028	4,540,138	4,450,501
0.75%, 07/15/2028	4,951,738	4,824,458
2.38%, 10/15/2028	4,673,205	4,699,710
0.88%, 01/15/2029	4,888,513	4,733,656
2.13%, 04/15/2029	4,739,812	4,724,127
0.25%, 07/15/2029	5,305,895	5,037,370
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
1.63%, 10/15/2029	$5,029,273	$4,962,788
0.13%, 01/15/2030	5,439,668	5,079,866
1.63%, 04/15/2030	5,517,094	5,409,399
0.13%, 07/15/2030	5,590,904	5,189,934
1.13%, 10/15/2030	5,697,958	5,487,734
0.13%, 01/15/2031	5,630,441	5,161,286
1.25%, 04/15/2031	5,956,445	5,718,511
		94,916,087
Total U.S. Treasury Securities (Cost $116,855,139)		115,494,823
	Shares
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(b)(c) (Cost $202,807)	202,807	202,807
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $117,057,946)		115,697,630
OTHER ASSETS LESS LIABILITIES-0.08%		94,430
NET ASSETS-100.00%		$115,792,060

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,943	$3,916,472	$(3,988,608)	$-	$-	$202,807	$2,460

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.17%
Angola-3.07%
Angolan Government International Bond
9.88%, 03/31/2037(a)	$13,200,000	$13,697,193
9.38%, 05/08/2048(a)	14,921,000	14,374,737
9.13%, 11/26/2049(a)	15,353,000	14,445,305
		42,517,235
Bahrain-2.69%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	15,286,000	12,269,273
7.50%, 09/20/2047(a)(b)	13,287,000	12,258,540
6.25%, 01/25/2051(a)	15,724,000	12,613,685
		37,141,498
Brazil-2.87%
Brazilian Government International Bond
4.75%, 01/14/2050	18,748,000	13,311,080
7.13%, 05/13/2054(b)	13,735,000	13,195,901
7.25%, 01/12/2056	13,658,000	13,132,167
		39,639,148
Chile-2.77%
Chile Government International Bond
4.34%, 03/07/2042	15,097,000	12,772,062
4.00%, 01/31/2052	17,280,000	12,864,960
5.33%, 01/05/2054	13,887,997	12,660,645
		38,297,667
China-2.74%
China Government International Bond
4.00%, 10/19/2048(a)(b)	13,884,000	12,696,739
2.25%, 10/21/2050(a)(b)	19,529,000	12,611,106
2.50%, 10/26/2051(a)(b)	18,694,000	12,593,599
		37,901,444
Colombia-2.94%
Colombia Government International Bond
5.63%, 02/26/2044	16,155,000	13,388,456
5.00%, 06/15/2045	17,625,000	13,430,250
8.38%, 11/07/2054	12,634,000	13,891,083
		40,709,789
Costa Rica-2.84%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)(b)	13,994,000	13,070,396
7.00%, 04/04/2044(a)	12,536,000	13,238,016
7.16%, 03/12/2045(a)	12,182,000	12,961,648
		39,270,060
Dominican Republic-2.85%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	12,461,000	13,084,050
6.85%, 01/27/2045(a)	13,418,000	13,196,603
6.50%, 02/15/2048(a)	13,798,000	13,108,100
		39,388,753
Egypt-2.85%
Egypt Government International Bond
8.70%, 03/01/2049(a)	13,485,000	12,899,668
8.88%, 05/29/2050(a)	13,868,000	13,353,943
8.75%, 09/30/2051(a)	13,779,000	13,167,433
		39,421,044
	Principal Amount	Value
El Salvador-3.01%
El Salvador Government International Bond
7.63%, 02/01/2041(a)	$13,728,000	$13,848,120
7.13%, 01/20/2050(a)	15,139,000	13,908,956
9.50%, 07/15/2052(a)	12,299,000	13,821,616
		41,578,692
Guatemala-2.90%
Guatemala Government Bond
6.55%, 02/06/2037(a)	12,904,000	13,407,256
4.65%, 10/07/2041(a)	15,426,000	13,009,903
6.88%, 08/15/2055(a)(b)	13,044,000	13,666,851
		40,084,010
Hungary-2.82%
Hungary Government International Bond
7.63%, 03/29/2041	11,346,000	13,082,922
6.75%, 09/25/2052(a)	12,452,000	12,977,454
6.75%, 09/23/2055(a)	12,476,000	12,922,091
		38,982,467
Indonesia-2.70%
Indonesia Government International Bond
3.50%, 02/14/2050	19,136,000	12,673,208
4.45%, 04/15/2070	16,954,000	12,361,684
3.35%, 03/12/2071	21,549,000	12,227,649
		37,262,541
Jordan-2.92%
Jordan Government International Bond
5.85%, 07/07/2030(a)	13,551,000	13,567,762
5.75%, 11/12/2032(a)	13,968,000	13,623,685
7.38%, 10/10/2047(a)(b)	13,565,000	13,130,665
		40,322,112
Kazakhstan-2.88%
Kazakhstan Government International Bond
5.50%, 07/01/2037(a)	13,627,000	13,554,772
4.88%, 10/14/2044(a)	14,860,000	13,099,522
6.50%, 07/21/2045(a)	12,620,000	13,215,314
		39,869,608
Kuwait-2.83%
Kuwait International Government Bond
4.14%, 10/09/2030(a)	13,658,000	13,179,773
4.80%, 04/20/2033(a)	13,484,000	13,093,902
4.65%, 10/09/2035(a)	13,672,000	12,862,321
		39,135,996
Mexico-2.70%
Mexico Government International Bond
6.34%, 05/04/2053	14,048,000	12,562,424
3.75%, 04/19/2071	22,717,000	12,278,539
5.75%, 10/12/2110	16,090,000	12,505,952
		37,346,915
Mongolia-2.92%
Mongolia Government International Bond
6.63%, 02/25/2030(a)	13,065,000	13,393,092
4.45%, 07/07/2031(a)(b)	14,514,000	13,510,054
5.95%, 03/09/2032(a)(b)	13,614,000	13,525,247
		40,428,393
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Morocco-2.83%
Morocco Government International Bond
6.50%, 09/08/2033(a)	$12,480,000	$13,066,159
5.50%, 12/11/2042(a)	14,308,000	13,196,048
4.00%, 12/15/2050(a)	18,669,000	12,853,399
		39,115,606
Nigeria-3.02%
Nigeria Government International Bond
7.63%, 11/28/2047(a)	14,254,000	13,898,924
9.25%, 01/21/2049(a)(b)	12,476,000	14,054,631
8.25%, 09/28/2051(a)	13,591,000	13,843,254
		41,796,809
Oman-2.82%
Oman Government International Bond
6.50%, 03/08/2047(a)	12,550,000	12,784,988
6.75%, 01/17/2048(a)	12,568,000	13,091,791
7.00%, 01/25/2051(a)	12,149,000	13,160,479
		39,037,258
Pakistan-2.87%
Pakistan Government International Bond
7.38%, 04/08/2031(a)	20,138,000	19,804,177
8.88%, 04/08/2051(a)	20,027,000	19,843,112
		39,647,289
Panama-2.90%
Panama Government International Bond
6.40%, 02/14/2035	12,931,000	13,377,120
6.88%, 01/31/2036	12,620,000	13,448,187
7.88%, 03/01/2057	11,412,000	13,272,156
		40,097,463
Peru-2.84%
Peruvian Government International Bond
5.88%, 08/08/2054(b)	13,993,000	13,268,862
6.20%, 06/30/2055	13,169,000	13,010,972
3.60%, 01/15/2072(b)	21,346,000	12,986,373
		39,266,207
Philippines-2.73%
Philippine Government International Bond
4.20%, 03/29/2047	16,490,000	12,684,064
5.95%, 10/13/2047	12,918,000	12,560,424
5.90%, 02/04/2050(b)	13,015,000	12,559,215
		37,803,703
Poland-1.46%
Republic of Poland Government International Bond, 4.88%, 02/12/2030	20,067,000	20,177,000
Qatar-2.71%
Qatar Government International Bond
4.63%, 06/02/2046(a)	14,585,000	12,426,566
5.10%, 04/23/2048(a)	13,896,000	12,548,065
4.82%, 03/14/2049(a)	14,414,000	12,509,820
		37,484,451
Romania-2.77%
Romanian Government International Bond
5.13%, 06/15/2048(a)	16,132,000	12,803,045
4.00%, 02/14/2051(a)	19,452,000	12,696,562
7.63%, 01/17/2053(a)(b)	12,050,000	12,775,952
		38,275,559
	Principal Amount	Value
Saudi Arabia-2.75%
Saudi Government International Bond
5.75%, 01/16/2054(a)(b)	$14,008,000	$12,871,568
4.50%, 04/22/2060(a)	16,884,000	12,437,884
3.45%, 02/02/2061(a)	21,519,000	12,749,973
		38,059,425
Serbia-2.86%
Serbia International Bond
6.50%, 09/26/2033(a)	12,518,000	12,985,300
6.00%, 06/12/2034(a)	13,131,000	13,164,332
5.50%, 05/06/2036(a)	14,070,000	13,451,605
		39,601,237
South Africa-2.85%
Republic of South Africa Government International Bond
5.75%, 09/30/2049	15,930,000	12,971,454
7.30%, 04/20/2052	13,591,000	13,214,595
7.95%, 11/19/2054(a)	12,690,000	13,217,183
		39,403,232
Trinidad-2.98%
Trinidad & Tobago Government International Bond
5.95%, 01/14/2031(a)	13,629,000	13,697,145
6.40%, 06/26/2034(a)	13,407,000	13,567,884
6.50%, 01/28/2036(a)(b)	13,819,000	13,936,462
		41,201,491
Turkey-2.83%
Turkey Government International Bond
4.88%, 04/16/2043	17,769,000	12,939,169
6.63%, 02/17/2045	15,079,000	13,287,003
5.75%, 05/11/2047	16,651,000	12,964,095
		39,190,267
United Arab Emirates-2.75%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)(b)	13,059,000	12,862,945
4.00%, 07/28/2050(a)	20,416,000	12,617,942
4.38%, 03/10/2051(a)	18,998,000	12,541,957
		38,022,844
Uzbekistan-2.90%
Republic of Uzbekistan International Bond
3.90%, 10/19/2031(a)	14,725,000	13,547,671
6.90%, 02/28/2032(a)	12,522,000	13,236,727
6.95%, 05/25/2032(a)	12,553,000	13,304,244
		40,088,642
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,461,917,200)		1,357,565,855
	Shares
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $2,987,770)	2,987,770	2,987,770
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.38% (Cost $1,464,904,970)		1,360,553,625
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.14%
Invesco Private Government Fund, 3.69%(c)(d)(e)	15,905,378	$15,905,378
Invesco Private Prime Fund, 3.82%(c)(d)(e)	41,294,065	41,298,194
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,201,414)		57,203,572
TOTAL INVESTMENTS IN SECURITIES-102.52% (Cost $1,522,106,384)		1,417,757,197
OTHER ASSETS LESS LIABILITIES-(2.52)%		(34,912,438)
NET ASSETS-100.00%		$1,382,844,759

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $948,506,184, which represented 68.59% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,047,458	$82,075,051	$(82,134,739)	$-	$-	$2,987,770	$90,324
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,344,225	213,472,400	(219,911,247)	-	-	15,905,378	1,617,262 *
Invesco Private Prime Fund	58,029,735	376,715,725	(393,431,333)	2,963	(18,896)	41,298,194	1,860,128 *
Total	$83,421,418	$672,263,176	$(695,477,319)	$2,963	$(18,896)	$60,191,342	$3,567,714

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
July 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.74%
Angola-0.60%
Azule Energy Finance PLC
8.13%, 01/23/2030(a)	$650,000	$660,007
8.25%, 01/22/2031(a)	350,000	356,111
8.63%, 01/22/2033(a)	318,000	325,180
		1,341,298
Argentina-3.58%
Banco Macro S.A., 8.00%, 06/23/2029(a)	245,000	251,738
Cia General de Combustibles S.A., 11.88%, 11/28/2030(a)	237,000	241,740
Empresa Distribuidora y Comercializadora Norte S.A., 9.50%, 04/28/2033(a)	270,000	267,233
Pampa Energia S.A.
7.88%, 12/16/2034(a)	325,000	338,816
7.75%, 11/14/2037(a)	451,000	457,043
Pluspetrol S.A.
8.13%, 05/18/2031(a)	238,000	245,339
8.50%, 05/30/2032(a)	311,000	328,851
Tecpetrol S A, 7.63%, 11/03/2030(a)	368,000	378,966
Telecom Argentina S.A.
9.50%, 07/18/2031(a)	399,000	431,578
9.25%, 05/28/2033(a)	487,000	521,714
8.50%, 01/20/2036(a)	350,000	365,138
Transportadora de Gas del Sur S.A., 7.75%, 11/20/2035(a)	240,000	248,640
Vista Energy Argentina S.A.U, 7.88%, 04/08/2038(a)	237,000	244,110
Vista Energy Argentina S.A.U.
8.50%, 06/10/2033(a)	438,000	462,404
7.63%, 12/10/2035(a)	291,000	304,386
YPF S.A.
6.95%, 07/21/2027(a)	313,000	314,532
9.00%, 06/30/2029(a)	364,417	378,389
9.50%, 01/17/2031(a)	351,000	372,762
8.75%, 09/11/2031(a)	506,000	535,998
7.00%, 09/30/2033(a)	265,000	268,977
8.25%, 01/17/2034(a)	805,000	848,015
7.00%, 12/15/2047(a)	255,000	240,023
		8,046,392
Armenia-0.13%
Ardshinbank CJSC Via Dilijan Finance B.V., 6.60%, 01/22/2031(a)	290,000	290,021
Australia-1.50%
Fortescue Treasury Pty Ltd.
4.50%, 09/15/2027(a)	292,000	289,508
4.38%, 04/01/2031(a)	460,000	433,533
6.13%, 04/15/2032(a)	416,000	420,383
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	293,000	307,990
Mineral Resources Ltd.
9.25%, 10/01/2028(a)	356,000	366,161
8.50%, 05/01/2030(a)	292,000	301,094
7.00%, 04/01/2031(a)	339,000	348,854
6.00%, 05/01/2032(a)	300,000	294,490
6.25%, 05/01/2034(a)	310,000	302,144
PLS Group Ltd., 6.88%, 05/01/2031(a)	300,000	304,073
		3,368,230
	Principal Amount	Value
Azerbaijan-0.16%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	$340,000	$359,419
Bahrain-1.10%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	192,557
Bapco Energies B.S.C. Closed
7.50%, 10/25/2027(a)	570,000	566,649
8.38%, 11/07/2028(a)(b)	400,000	399,342
Bapco Energies Sukuk Ltd.
5.25%, 04/08/2029(a)	400,000	377,818
6.63%, 05/25/2033(a)(b)	400,000	392,870
6.25%, 01/29/2035(a)	350,000	337,554
GFH Senior Sukuk Ltd., 7.50%, 11/06/2029(a)	200,000	192,865
		2,459,655
Belgium-0.18%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)	400,000	394,605
Brazil-11.82%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	250,000	264,125
Adecoagro S.A., 7.50%, 07/29/2032(a)	210,000	206,094
Aegea Finance S.a.r.l.
9.00%, 01/20/2031(a)	378,000	366,026
7.63%, 01/20/2036(a)	415,000	353,371
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	360,000	346,626
Axia Energia S.A.
4.63%, 02/04/2030(a)	350,000	335,791
6.50%, 01/11/2035(a)	460,000	455,837
Azul Secured Finance LLP, 9.88%, 02/15/2031(a)	660,000	610,500
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	260,000	240,799
Banco Bradesco S.A.
4.38%, 03/18/2027(a)	220,000	218,826
6.50%, 01/22/2030(a)	490,000	499,776
5.38%, 01/20/2031(a)	350,000	342,685
Banco BTG Pactual S.A.
6.25%, 04/08/2029(a)	270,000	273,779
5.75%, 01/22/2030(a)	200,000	199,080
5.50%, 01/27/2031(a)	367,000	357,458
Banco do Brasil S.A.
3.25%, 09/30/2026(a)	360,000	358,691
4.88%, 01/11/2029(a)	220,000	217,211
6.25%, 04/18/2030(a)	390,000	394,834
6.00%, 03/18/2031(a)(b)	340,000	341,380
5.63%, 10/23/2031(a)	250,000	245,425
Banco Votorantim S.A., 5.88%, 04/08/2028(a)	400,000	401,840
BRF S.A.
4.88%, 01/24/2030(a)	310,000	291,785
5.75%, 09/21/2050(a)	310,000	238,020
Caixa Economica Federal, 5.63%, 05/13/2030(a)	400,000	397,500
Constellation Oil Services Holding S.A., 9.38%, 11/07/2029(a)	300,000	316,500
CSN Inova Ventures, 6.75%, 01/28/2028(a)	680,000	569,296
CSN Resources S.A.
8.88%, 12/05/2030(a)	400,000	282,452
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
4.63%, 06/10/2031(a)	$380,000	$234,354
5.88%, 04/08/2032(a)	220,000	135,850
FS Luxembourg S.a.r.l.
8.63%, 06/25/2033(a)	210,000	199,920
8.13%, 02/11/2036(a)	245,000	223,232
Gol Finance, Inc., 14.38%, 06/06/2030(a)(b)	1,050,000	1,009,312
Itau Unibanco Holding S.A., 6.00%, 02/27/2030(a)	400,000	406,380
Klabin Austria GmbH
5.75%, 04/03/2029(a)	380,000	382,778
3.20%, 01/12/2031(a)	200,000	179,001
7.00%, 04/03/2049(a)	347,000	345,345
LD Celulose International GmbH, 7.95%, 01/26/2032(a)	370,000	385,344
MARB BondCo PLC, 3.95%, 01/29/2031(a)(b)	605,000	531,948
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	779,477	766,678
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)	438,000	383,480
8.88%, 09/13/2033(a)	470,000	486,532
Minerva Luxembourg S.A., 7.50%, 04/22/2036(a)(b)	300,000	285,660
NOVA Securitisation S.a.r.l.
5.75%, 02/03/2031(a)(b)	380,000	361,669
6.50%, 02/03/2036(a)(b)	245,000	224,303
Oceanica Lux, 11.25%, 05/08/2031(a)	300,000	300,585
Petrobras Global Finance B.V.
6.00%, 01/27/2028	548,000	553,314
5.13%, 09/10/2030(b)	440,000	429,066
5.60%, 01/03/2031(b)	377,000	375,664
6.50%, 07/03/2033(b)	440,000	447,260
6.00%, 01/13/2035	435,000	428,040
6.25%, 01/10/2036(b)	450,000	438,750
6.88%, 01/20/2040	318,000	319,145
6.75%, 01/27/2041	303,000	296,216
7.25%, 03/17/2044	386,000	388,679
5.50%, 06/10/2051	251,000	197,624
6.85%, 06/05/2115	657,000	592,592
Prio Luxembourg Holding S.a.r.l., 6.75%, 10/15/2030(a)	340,000	338,810
Rede D’or Finance S.a.r.l., 6.55%, 04/28/2036(a)	200,000	191,512
Rede D’Or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	217,015
4.50%, 01/22/2030(a)	360,000	338,913
6.45%, 09/09/2035(a)	200,000	192,666
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	320,000	312,496
4.20%, 01/18/2032(a)	200,000	175,000
Sabesp Lux S.a.r.l., 5.63%, 08/20/2030(a)	210,000	206,115
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(c)	2,171,250	2,187,715
Simpar Europe S.A., 5.20%, 01/26/2031(a)	230,000	194,136
Usiminas International S.a.r.l., 7.50%, 01/27/2032(a)	200,000	205,408
XP, Inc., 6.75%, 07/02/2029(a)	220,000	223,608
	Principal Amount	Value
Brazil-(continued)
Yinson Bergenia Production B.V., 8.50%, 01/31/2045(a)	$670,956	$719,526
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	534,303	588,728
		26,526,076
Cameroon-0.09%
Golar LNG Ltd., 7.50%, 10/02/2030(a)	200,000	204,129
Canada-10.06%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	753,000	737,803
4.38%, 01/15/2028(a)	367,000	361,838
3.50%, 02/15/2029(a)	387,000	370,685
6.13%, 06/15/2029(a)	570,000	575,942
5.63%, 09/15/2029(a)	225,000	224,434
4.00%, 10/15/2030(a)	1,342,000	1,260,945
Air Canada, 3.88%, 08/15/2026(a)	563,000	562,330
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(b)(d)	338,000	334,859
AltaGas Ltd., 7.20%, 10/15/2054(a)(d)	426,000	440,657
Bell Canada
6.88%, 09/15/2055(b)(d)	451,000	454,756
7.00%, 09/15/2055(d)	613,000	617,880
Bombardier, Inc.
8.75%, 11/15/2030(a)	338,000	356,157
7.25%, 07/01/2031(a)	350,000	364,550
7.00%, 06/01/2032(a)	338,000	348,248
6.75%, 06/15/2033(a)	350,000	360,489
7.45%, 05/01/2034(a)	309,000	337,139
5.88%, 01/15/2035(a)	100,000	98,958
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	340,000	339,951
4.88%, 02/15/2030(a)	190,000	177,040
Capstone Copper Corp., 6.75%, 03/31/2033(a)	280,000	280,629
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	210,000	215,256
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	209,000	125,645
Garda World Security Corp.
6.00%, 06/01/2029(a)	300,000	295,652
6.50%, 01/15/2031(a)	475,000	480,227
8.25%, 08/01/2032(a)	300,000	304,224
8.38%, 11/15/2032(a)	500,000	507,996
goeasy Ltd.
9.25%, 12/01/2028(a)	374,000	369,587
7.63%, 07/01/2029(a)	300,000	284,843
Great Canadian Gaming Corp., 8.75%, 11/15/2029(a)	300,000	302,873
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)	232,000	232,790
Ivanhoe Mines Ltd., 7.88%, 01/23/2030(a)	400,000	402,280
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	376,000	388,190
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	248,000	173,677
Mattamy Group Corp., 4.63%, 03/01/2030(a)	270,000	258,758
Methanex Corp.
5.13%, 10/15/2027	305,000	305,440
5.25%, 12/15/2029(b)	495,000	490,655
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Canada-(continued)
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	$294,000	$314,717
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	250,000	251,933
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	507,000	507,285
4.25%, 05/15/2029(a)	259,000	251,933
9.00%, 02/15/2030(a)	293,000	306,947
Open Text Corp.
3.88%, 02/15/2028(a)	400,000	389,967
3.88%, 12/01/2029(a)	391,000	359,621
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	452,000	416,988
4.13%, 12/01/2031(a)	293,000	258,534
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)	260,000	262,319
7.75%, 03/15/2031(a)	408,000	421,036
Rogers Communications, Inc.
7.00%, 04/15/2055(d)	520,000	523,121
7.13%, 04/15/2055(d)	470,000	474,348
6.88%, 07/31/2056(d)	367,000	367,150
5.25%, 03/15/2082(a)(d)	338,000	336,663
Skeena Resources Ltd., 8.50%, 04/01/2031(a)	356,000	371,688
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/2055(d)	292,000	308,133
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	270,000	260,604
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	300,000	311,741
TELUS Corp.
6.63%, 10/15/2055(d)	340,000	338,894
7.00%, 10/15/2055(d)	380,000	383,041
6.38%, 06/09/2056(b)(d)	350,000	345,518
6.63%, 06/09/2056(b)(d)	330,000	322,301
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030(a)	600,000	541,952
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	200,000	200,300
		22,570,117
Cayman Islands-0.25%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	563,000	571,965
Chile-0.84%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	209,580
Inversiones CMPC S.A., 6.70%, 12/09/2057(a)(b)(d)	250,000	243,158
LATAM Airlines Group S.A.
7.88%, 04/15/2030(a)(b)	830,000	855,854
7.63%, 01/07/2031(a)	350,000	357,437
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	280,000	221,900
		1,887,929
China-1.75%
Fortune Star (BVI) Ltd.
5.05%, 01/27/2027(a)	220,000	217,876
8.50%, 05/19/2028(a)	200,000	203,453
Franshion Brilliant Ltd., 4.25%, 07/23/2029(a)	200,000	185,656
	Principal Amount	Value
China-(continued)
Greentown China Holdings Ltd., 8.45%, 02/24/2028(a)	$200,000	$202,573
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(e)	2,932,000	2,924,721
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	186,771
		3,921,050
Colombia-4.55%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	295,000	272,137
Avianca Midco 2 PLC
9.63%, 02/14/2030(a)	550,000	531,256
9.50%, 01/28/2031(a)	367,000	342,775
Colombia Telecomunicaciones S.A. E.S.P., 4.95%, 07/17/2030(a)	307,000	289,946
Ecopetrol S.A.
8.63%, 01/19/2029	379,000	401,781
6.88%, 04/29/2030	631,000	639,328
4.63%, 11/02/2031	400,000	364,730
7.75%, 02/01/2032	555,000	573,071
8.88%, 01/13/2033	730,000	788,396
8.38%, 01/19/2036	590,000	623,436
7.38%, 09/18/2043	308,000	296,139
5.88%, 05/28/2045	630,000	500,140
5.88%, 11/02/2051	250,000	192,439
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	550,000	517,781
4.38%, 02/15/2031(a)	260,000	236,988
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	288,310	271,164
Gran Tierra Energy Inc., 9.75%, 04/15/2031(a)	235,000	210,725
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	450,000	421,312
Grupo Nutresa S.A.
8.00%, 05/12/2030(a)	800,000	843,600
9.00%, 05/12/2035(a)(b)	800,000	885,999
7.88%(a)(d)(e)	550,000	542,795
Parex Resources, Inc., 8.50%, 05/11/2031(a)	200,000	203,708
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/2030(a)	270,000	269,806
		10,219,452
Costa Rica-0.10%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	220,000	215,554
Denmark-0.55%
GENMAB A/S/GENMAB FINANCE LLC, 7.25%, 12/15/2033(a)(b)	1,200,000	1,237,325
Dominican Republic-0.20%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	204,816
AES Espana B.V., 7.75%, 08/03/2033(a)	250,000	251,024
		455,840
France-2.76%
Altice France S.A.
9.50%, 11/01/2029(a)	657,221	666,457
6.88%, 10/15/2030(a)	405,338	395,758
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
France-(continued)
6.50%, 04/15/2032(a)	$926,401	$896,698
6.88%, 07/15/2032(a)	777,433	754,731
Calderys Financing LLC, 11.25%, 06/01/2028(a)	310,000	321,007
Electricite de France S.A., 9.13%(a)(d)(e)	770,000	891,601
Forvia SE
8.00%, 06/15/2030(a)	200,000	210,195
6.75%, 09/15/2033(a)	300,000	298,517
Iliad Holding S.A.S.U.
7.00%, 10/15/2028(a)	350,000	350,847
8.50%, 04/15/2031(a)	420,000	441,798
7.00%, 04/15/2032(a)	450,000	453,890
Opal Bidco SAS, 6.50%, 03/31/2032(a)	522,000	525,000
		6,206,499
Georgia-0.09%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	211,398
Germany-1.42%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	420,000	373,178
IHO Verwaltungs GmbH
7.75% PIK Rate, 8.50% Cash Rate, 11/15/2030(a)(c)	230,000	238,387
8.13% PIK Rate 7.38% Cash Rate, 05/15/2033(a)(c)	240,000	248,765
Mercer International, Inc., 5.13%, 02/01/2029	489,000	285,195
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	291,000	296,239
7.13%, 04/14/2030(a)	270,000	271,746
6.75%, 04/23/2030(a)	365,000	362,215
7.50%, 03/24/2031(a)	700,000	704,882
6.88%, 04/23/2032(a)	415,000	407,725
		3,188,332
Ghana-0.33%
Kosmos Energy Ltd., 8.75%, 10/01/2031(a)	200,000	175,232
Tullow Holdco 2 Ltd., 3% PIK Rate 10.25% Cash Rate, 11/15/2028(a)(c)	547,293	558,951
		734,183
Greece-0.14%
Danaos Corp., 6.88%, 10/15/2032(a)	300,000	306,489
Guatemala-0.99%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	459,000	448,788
CT Trust, 5.13%, 02/03/2032(a)	300,000	280,500
Energuate Trust 2.0, 6.35%, 09/15/2035(a)	455,000	448,080
Industrial Subordinated Trust 2.0, 6.55%, 04/15/2036(a)(d)	450,000	451,688
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	390,000	382,755
Mobiliare Latam S.A. / Mobiliare Latam Mexico S.A. de CV, 6.75%, 11/10/2032(a)	200,000	200,067
		2,211,878
Hong Kong-1.42%
CAS Capital No. 2 Ltd., 6.25%(a)(d)(e)	230,000	228,987
China CITIC Bank International Ltd., 4.80%(a)(d)(e)	270,000	270,144
	Principal Amount	Value
Hong Kong-(continued)
Melco Resorts Finance Ltd.
5.63%, 07/17/2027(a)	$270,000	$269,358
5.75%, 07/21/2028(a)	480,000	475,749
5.38%, 12/04/2029(a)	590,000	570,389
7.63%, 04/17/2032(a)	450,000	459,217
6.50%, 09/24/2033(a)	250,000	241,386
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	292,857
Seaspan Corp Pte Ltd., 5.50%, 08/01/2029(a)	387,000	375,952
		3,184,039
Hungary-0.30%
OTP Bank Nyrt.
8.75%, 05/15/2033(a)(d)	240,000	250,667
7.30%, 07/30/2035(a)(d)	400,000	417,930
		668,597
India-2.24%
Biocon Biologics Global PLC, 6.67%, 10/09/2029(a)(b)	370,000	370,596
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	389,340	396,465
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	200,087
6.45%, 06/04/2029(a)	220,000	224,495
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	430,500	412,183
Greenko Wind Projects (Mauritius) Ltd., 7.25%, 09/27/2028(a)	591,000	596,289
IIFL Finance Ltd., 7.60%, 09/10/2029(a)	246,000	246,669
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	400,000	403,040
JSW Steel Ltd.
3.95%, 04/05/2027(a)	206,000	204,061
5.05%, 04/05/2032(a)	320,000	310,743
Muthoot Finance Ltd.
7.13%, 02/14/2028(a)	460,000	462,739
6.38%, 04/23/2029(a)	250,000	249,577
6.38%, 03/02/2030(a)	315,000	312,511
Renew Treasury Ifsc Pvt. Ltd., 6.50%, 02/02/2031(a)	200,000	197,898
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	252,250
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	184,921
		5,024,524
Indonesia-0.56%
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/2030(a)	280,000	290,646
Nickel Industries Ltd., 9.00%, 09/30/2030(a)	326,000	332,551
PT Bank Negara Indonesia (Persero) Tbk, 7.15%(a)(d)(e)	330,000	328,326
PT Indika Energy Tbk, 8.75%, 05/07/2029(a)	300,000	305,382
		1,256,905
Ireland-0.07%
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/2033(a)	245,000	153,531
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Israel-2.60%
Energean Israel Finance Ltd.
5.38%, 03/30/2028(a)	$320,000	$317,036
5.88%, 03/30/2031(a)	320,000	306,031
8.50%, 09/30/2033(a)(b)	380,000	398,689
Leviathan Bond Ltd.
6.50%, 06/30/2027(a)	430,000	430,639
6.75%, 06/30/2030(a)	248,000	254,124
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036	370,000	380,744
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026	745,000	742,321
4.75%, 05/09/2027(b)	285,000	284,293
6.75%, 03/01/2028	580,000	591,447
5.13%, 05/09/2029	464,000	462,531
8.13%, 09/15/2031	232,000	256,886
6.00%, 12/01/2032	300,000	305,519
4.10%, 10/01/2046	941,000	693,485
Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/2030	405,000	410,045
		5,833,790
Italy-0.90%
Efesto Bidco S.p.A. Efesto US LLC, Series XR, 7.50%, 02/15/2032(a)	390,000	394,350
FiberCop S.p.A.
6.38%, 11/15/2033(a)	400,000	392,916
6.00%, 09/30/2034(a)	200,000	192,733
7.20%, 07/18/2036(a)	200,000	202,986
7.72%, 06/04/2038(a)	200,000	207,407
Kedrion S.p.A., 6.50%, 09/01/2029(a)	400,000	394,371
Telecom Italia Capital S.A., 7.20%, 07/18/2036	226,000	243,737
		2,028,500
Ivory Coast-0.09%
Endeavour Mining PLC, 7.00%, 05/28/2030(a)	200,000	202,909
Jamaica-0.48%
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/2032(a)	1,040,000	1,073,937
Japan-4.88%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(a)	1,220,000	1,199,636
7.50%, 07/17/2030(a)	400,000	409,707
4.81%, 09/17/2030(a)(b)	1,326,000	1,229,131
7.75%, 07/17/2032(a)(b)	480,000	495,829
8.13%, 07/17/2035(a)	580,000	611,992
Rakuten Group, Inc.
11.25%, 02/15/2027(a)	870,000	894,484
9.75%, 04/15/2029(a)(b)	1,005,000	1,091,199
6.25%(a)(d)(e)	430,000	407,656
8.13%(a)(d)(e)	200,000	204,411
SoftBank Group Corp.
5.13%, 09/19/2027(a)	750,000	741,558
4.63%, 07/06/2028(a)	360,000	347,845
6.50%, 04/10/2029(a)	200,000	196,096
6.88%, 01/10/2031(a)	200,000	194,212
5.25%, 07/06/2031(a)(b)	610,000	564,350
7.00%, 07/08/2031(a)	200,000	195,808
8.25%, 10/22/2031(a)	200,000	201,256
	Principal Amount	Value
Japan-(continued)
7.25%, 07/10/2032(a)(b)	$250,000	$237,680
7.50%, 07/10/2035(a)	210,000	204,297
8.50%, 04/22/2036(a)	200,000	200,716
7.63%, 04/29/2061(a)(b)(d)	400,000	378,017
8.25%, 10/29/2065(a)(b)(d)	370,000	358,252
6.88%(a)(b)(d)(e)	590,000	586,233
		10,950,365
Jersey-0.14%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	550,000	309,375
Kyrgyzstan-0.11%
Eldik Bank OAO, 8.50%, 04/23/2031(a)	240,000	238,802
Luxembourg-1.35%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	780,000	794,565
Altice Financing S.A.
5.00%, 01/15/2028(a)	610,000	386,139
5.75%, 08/15/2029(a)	970,000	612,013
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/2033(a)	431,000	422,971
INEOS Finance PLC, 7.50%, 04/15/2029(a)	430,000	422,202
Maxam Prill S.a.r.l., 7.75%, 07/15/2030(a)	210,000	215,516
SES Americom, Inc., 5.30%, 03/25/2044(a)	222,000	167,970
		3,021,376
Macau-1.75%
Champion Path Holdings Ltd., 4.85%, 01/27/2028(a)	220,000	212,861
MGM China Holdings Ltd.
4.75%, 02/01/2027(a)	340,000	337,868
7.13%, 06/26/2031(a)	200,000	205,343
6.25%, 05/15/2033(a)	400,000	384,786
SJM International Ltd., 6.50%, 01/15/2031(a)	200,000	188,489
Studio City Finance Ltd., 5.00%, 01/15/2029(a)	553,000	526,163
Wynn Macau Ltd.
5.50%, 10/01/2027(a)	468,000	465,876
5.63%, 08/26/2028(a)	670,000	662,332
5.13%, 12/15/2029(a)(b)	428,000	415,211
6.75%, 02/15/2034(a)	550,000	540,672
		3,939,601
Malaysia-0.25%
GOHL Capital Holdings Ltd.
7.63%(a)(d)(e)	400,000	383,108
8.30%(a)(d)(e)	200,000	189,447
		572,555
Mauritius Island-0.11%
Axian Telecom Holding and Management Ltd., 7.25%, 07/11/2030(a)	250,000	252,037
Mexico-5.14%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	270,000	234,728
Borr IHC Ltd./Borr Finance LLC
8.75%, 01/15/2032(a)	540,000	528,363
9.00%, 01/15/2034(a)	460,000	450,604
CEMEX S.A.B. de C.V., 7.20%(a)(b)(d)(e)	420,000	433,440
COX Asset Mexico S.A. de CV
7.13%, 01/08/2032(a)(b)	600,000	596,991
7.75%, 05/08/2036(a)	500,000	500,750
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Mexico-(continued)
Fibra SOMA Trust F/6185, 7.13%, 05/28/2036(a)	$393,000	$385,140
Grupo Aeromexico S.A.B. de C.V., 8.63%, 11/15/2031(a)	400,000	403,000
Grupo Aeromexico S.A.B. De C.V., 8.25%, 11/15/2029(a)	200,000	201,296
Grupo Televisa S.A.B.
6.63%, 01/15/2040(b)	285,000	247,950
5.00%, 05/13/2045	375,000	256,161
6.13%, 01/31/2046	418,000	324,281
5.25%, 05/24/2049(b)	314,000	213,122
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	225,000	189,511
Orbia Advance Corp. S.A.B. de CV
6.80%, 05/13/2030(a)	330,000	329,452
2.88%, 05/11/2031(a)	245,000	204,257
5.88%, 09/17/2044(a)	380,000	304,950
5.50%, 01/15/2048(a)	245,000	183,728
Petroleos Mexicanos
6.50%, 03/13/2027	116,000	116,696
5.35%, 02/12/2028	80,000	79,742
6.50%, 01/23/2029	180,000	182,556
8.75%, 06/02/2029	225,000	239,263
6.84%, 01/23/2030	260,000	263,896
5.95%, 01/28/2031	410,000	401,601
6.70%, 02/16/2032	655,000	653,374
10.00%, 02/07/2033	180,000	207,808
6.63%, 06/15/2035(b)	245,000	232,358
6.50%, 06/02/2041	151,000	131,259
5.50%, 06/27/2044	50,000	38,325
6.38%, 01/23/2045	154,000	126,129
5.63%, 01/23/2046	40,000	30,719
6.75%, 09/21/2047	568,000	464,624
6.35%, 02/12/2048	220,000	173,910
7.69%, 01/23/2050	890,000	793,921
6.95%, 01/28/2060	366,000	295,087
Saavi Energia S.a.r.l., 8.88%, 02/10/2035(a)	590,000	637,672
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/2032(a)	500,000	488,685
		11,545,349
Moldova-0.07%
Aragvi Finance International DAC, 11.13%, 11/20/2029(a)	200,000	150,363
Mongolia-0.11%
Golomt Bank JSC, 7.95%, 05/14/2029(a)	240,000	240,742
Morocco-0.37%
OCP S.A.
6.74%(a)(d)(e)	650,000	638,212
7.37%(a)(d)(e)	200,000	196,249
		834,461
Netherlands-1.17%
Sunrise FinCo I B.V., 4.88%, 07/15/2031(a)	620,000	581,276
Trivium Packaging Finance B.V.
8.25%, 07/15/2030(a)	31,000	32,770
12.25%, 01/15/2031(a)	260,000	287,709
VZ Secured Financing B.V.
5.00%, 01/15/2032(a)(b)	771,000	632,222
7.50%, 01/15/2033(a)(b)	580,000	520,577
	Principal Amount	Value
Netherlands-(continued)
Ziggo B.V., 4.88%, 01/15/2030(a)	$436,000	$392,636
Ziggo Bond Co. B.V., 5.13%, 02/28/2030(a)	209,000	169,812
		2,617,002
Nigeria-0.66%
Access Bank PLC, 6.13%, 09/21/2026(a)	229,000	228,726
IHS Holding Ltd.
6.25%, 11/29/2028(a)	220,000	218,664
7.88%, 05/29/2030(a)	350,000	358,821
8.25%, 11/29/2031(a)	400,000	417,075
Seplat Energy PLC, 9.13%, 03/21/2030(a)	250,000	263,749
		1,487,035
Norway-0.27%
Odfjell Rig III Ltd., 7.25%, 03/08/2031(a)	284,000	291,172
TGS ASA, 8.50%, 01/15/2030(a)	300,000	313,811
		604,983
Oman-0.99%
AL Jawaher Assets Co. Spc, 4.66%, 10/29/2030(a)	400,000	388,764
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	219,484
5.50%, 02/14/2029(a)	200,000	199,941
5.25%, 10/09/2031(a)	400,000	398,000
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	219,631
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	274,097
OTEL Sukuk Ltd., 5.38%, 01/24/2031(a)	200,000	199,773
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	315,794
		2,215,484
Pakistan-0.41%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	227,042
Veon Midco B.V.
6.95%, 06/01/2031(a)	344,000	342,330
7.45%, 06/01/2033(a)	344,000	341,025
		910,397
Panama-0.84%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	574,854	540,156
C&W Senior Finance Ltd., 9.00%, 01/15/2033(a)	450,000	457,202
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	245,000	194,332
Sable International Finance Ltd., 7.13%, 10/15/2032(a)	471,000	465,201
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	250,000	236,272
		1,893,163
Peru-1.10%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(a)	450,000	459,900
Minsur S.A., 4.50%, 10/28/2031(a)	200,000	189,531
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	280,056	272,151
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Peru-(continued)
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	$490,000	$420,430
5.63%, 06/19/2047(a)	1,000,000	715,850
Volcan Compania Minera S.A.A., 8.50%, 10/28/2032(a)	400,000	412,460
		2,470,322
Poland-0.17%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	400,000	378,471
Puerto Rico-0.22%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	301,751
5.13%, 07/15/2029(a)	370,000	203,585
		505,336
Russia-0.01%
O1 Properties Finance PLC, 0.50% PIK Rate, 7.75% Cash Rate, 09/27/2028(a)(f)	500,000	29,173
Saudi Arabia-0.76%
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)(b)	400,000	400,881
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/2030(a)	418,000	414,310
Dar Al-Arkan Sukuk Co. Ltd.
8.00%, 02/25/2029(a)(b)	300,000	301,297
7.25%, 07/02/2030(a)	300,000	295,155
7.25%, 05/26/2031(a)	295,000	288,230
		1,699,873
Serbia-0.53%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)	500,000	497,720
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade, 7.25%, 05/18/2031(a)	700,000	691,855
		1,189,575
Singapore-0.18%
Puma International Financing S.A., 7.75%, 04/25/2029(a)	400,000	410,358
South Africa-1.28%
Bidvest Group (UK) PLC (The), 6.20%, 09/17/2032(a)	210,000	211,008
Eskom Holdings, 8.45%, 08/10/2028(a)	220,000	231,267
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	219,781
Sasol Financing USA LLC
4.38%, 09/18/2026	310,000	309,648
8.75%, 05/03/2029(a)	500,000	524,802
5.50%, 03/18/2031	437,000	408,369
8.75%, 04/10/2033(a)	260,000	271,050
Sibanye-Stillwater UK Financing PLC, 6.25%, 11/15/2031(a)	235,000	231,453
Transnet, 8.25%, 02/06/2028(a)	450,000	465,283
		2,872,661
Spain-0.12%
Grifols S.A., 4.75%, 10/15/2028(a)	288,000	280,999
Sweden-0.16%
Stena International S.A., 7.25%, 01/15/2031(a)	350,000	356,239
	Principal Amount	Value
Switzerland-0.67%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	$290,000	$280,088
12.00%, 02/15/2031(a)	250,000	261,174
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 06/01/2028(a)	200,000	203,101
6.38%, 02/01/2030(a)(b)	530,000	500,105
8.75%, 01/15/2032(a)	260,000	255,520
		1,499,988
Tanzania-0.27%
HTA Group Ltd.
7.50%, 06/04/2029(a)	350,000	357,886
6.75%, 04/01/2031(a)	250,000	252,015
		609,901
Thailand-0.76%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	640,000	607,371
GC Treasury Center Co. Ltd.
6.50%(a)(d)(e)	252,000	247,778
7.13%(a)(d)(e)	210,000	206,610
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	358,865
Thaioil Treasury Center Co. Ltd., 6.10%(a)(d)(e)	300,000	291,027
		1,711,651
Togo-0.10%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)	200,000	220,829
Trinidad-0.21%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	225,040
Trinidad Generation Unlimited, 7.75%, 06/16/2033(a)	230,000	240,120
		465,160
Turkey-7.73%
ADM Elektrik Dagitim AS, 9.50%, 02/05/2031(a)	200,000	190,983
Akbank T.A.S.
7.50%, 01/20/2030(a)	200,000	205,600
7.88%, 09/04/2035(a)(d)	200,000	199,359
8.25%, 12/08/2036(a)(d)	320,000	320,457
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	205,643
Aydem Yenilenebilir Enerji A.S., 9.88%, 09/30/2030(a)	200,000	197,237
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	194,786
Emlak Konut Varlik Kiralama A.S., 7.75%, 06/01/2031(a)	319,000	315,688
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	525,000	542,324
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	199,795
GDZ Elektrik Dagitim AS, 9.00%, 10/15/2029(a)	400,000	383,329
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	400,000	401,956
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030(a)	200,000	197,104
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	$200,000	$204,228
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	400,000	395,680
QNB Bank A.S.
7.25%, 05/21/2029(a)	200,000	203,555
5.88%, 02/11/2031(a)	200,000	192,433
Sisecam UK PLC
8.25%, 05/02/2029(a)	400,000	406,664
8.63%, 05/02/2032(a)	475,000	480,747
8.38%, 01/23/2033(a)	200,000	201,531
T.C. Ziraat Bankasi A.S.
9.50%, 08/01/2026(a)	220,000	220,000
8.00%, 01/16/2029(a)	200,000	205,853
TPAO Varlik Kiralama ASA, 6.30%, 03/04/2031(a)	700,000	673,912
TT Varlik Kiralama A.S., 6.50%, 10/30/2030(a)	250,000	245,470
Turk Telekomunikasyon A.S.
7.38%, 05/20/2029(a)	200,000	202,586
6.95%, 10/07/2032(a)	247,000	242,955
Turkcell Iletisim Hizmetleri A.S.
7.45%, 01/24/2030(a)	200,000	204,621
7.65%, 01/24/2032(a)	200,000	205,150
Turkiye Cumhuriyeti Ziraat Bankasi A.S.
7.25%, 02/04/2030(a)	400,000	401,165
8.99%, 08/02/2034(a)(d)	200,000	205,261
Turkiye Garanti Bankasi A.S.
8.38%, 02/28/2034(a)(d)	200,000	202,868
8.13%, 01/03/2035(a)(d)	400,000	402,793
8.13%, 01/08/2036(a)(d)	200,000	200,797
7.63%, 04/15/2036(a)(d)	490,000	483,209
Turkiye Ihracat Kredi Bankasi A.S.
9.00%, 01/28/2027(a)	200,000	203,276
7.50%, 02/06/2028(a)	200,000	203,003
6.88%, 07/03/2028(a)	200,000	201,712
6.13%, 05/02/2029(a)	200,000	197,009
6.38%, 10/03/2030(a)	600,000	583,882
6.38%, 01/15/2031(a)	200,000	193,781
Turkiye Is Bankasi A.S.
7.75%, 06/12/2029(a)	200,000	206,597
7.38%, 04/02/2036(a)(d)	200,000	194,469
7.58%, 02/05/2037(a)(d)	200,000	195,553
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/01/2026(a)	235,000	234,812
9.00%, 10/12/2028(a)	470,000	495,651
6.88%, 01/07/2030(a)	200,000	198,490
7.25%, 07/31/2030(a)	400,000	399,589
8.99%, 10/05/2034(a)(d)	400,000	410,512
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	400,000	405,368
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	480,000	482,967
9.38%, 02/14/2031(a)(b)	360,000	350,217
Yapi Ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	490,000	518,659
7.13%, 10/10/2029(a)	350,000	352,640
7.25%, 03/03/2030(a)	200,000	201,494
9.25%, 01/17/2034(a)(d)	420,000	434,118
7.55%, 06/11/2036(a)(d)	327,000	319,343
	Principal Amount	Value
Turkey-(continued)
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	$210,000	$212,579
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(a)	550,000	408,415
		17,339,875
Ukraine-0.12%
MHP Lux S.A., 10.50%, 07/28/2029(a)	250,000	259,996
United Arab Emirates-1.36%
Alpha Star Holding IX Ltd., 7.00%, 08/26/2028(a)	475,000	464,045
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	200,000	200,015
Alpha Star Holding X Ltd., 6.13%, 08/05/2029(a)	280,000	265,031
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	400,000	399,471
Binghatti Sukuk 2 SPV Ltd.
7.75%, 07/02/2029(a)	200,000	172,843
8.13%, 08/07/2030(a)	200,000	166,711
8.38%, 08/12/2031(a)	200,000	163,667
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	191,066
Ittihad International II Ltd., 7.38%, 11/13/2030(a)	420,000	420,053
MAF Global Securities Ltd., 5.75%(a)(d)(e)	200,000	186,416
Omniyat Sukuk 1 Ltd.
8.38%, 05/06/2028(a)	200,000	192,124
7.25%, 03/04/2031(a)	280,000	239,932
		3,061,374
United Kingdom-6.46%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(a)	200,000	199,040
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(b)	282,000	288,271
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	672,000	682,304
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	800,000	795,978
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	600,000	599,810
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033(a)	327,000	315,542
British Telecommunications PLC
4.25%, 11/23/2081(a)(d)	240,000	238,832
4.88%, 11/23/2081(a)(d)	250,000	238,950
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	300,000	295,809
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029(a)	1,000,000	1,048,980
EnQuest PLC, 9.88%, 04/30/2031(a)	400,000	415,863
Froneri Lux Finco S.a.r.l., 6.00%, 08/01/2032(a)	250,000	244,355
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	250,000	248,070
11.50%, 08/15/2029(a)	400,000	420,555
8.75%, 01/15/2032(a)	300,000	291,081
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	485,000	480,367
8.13%, 02/15/2032(a)	578,000	537,386
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount	Value
United Kingdom-(continued)
Ithaca Energy (North Sea) PLC, 8.13%, 10/15/2029(a)	$450,000	$465,743
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)	220,000	217,129
5.88%, 01/15/2028(a)	220,000	219,556
Marex Group Ltd., 7.70%(a)(d)(e)	200,000	199,506
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/2031(a)	400,000	313,303
Panama Infrastructure Receivable Purchaser PLC, 0.00%, 04/05/2032(a)(g)	550,000	446,776
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	400,000	422,582
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	416,000	255,977
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	681,000	611,376
4.50%, 08/15/2030(a)	440,000	361,622
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	661,000	525,911
4.75%, 07/15/2031(a)	680,000	537,573
7.75%, 04/15/2032(a)	460,000	386,861
6.75%, 01/15/2033(a)	400,000	320,230
Vodafone Group PLC
7.00%, 04/04/2079(d)	1,001,000	1,028,027
4.13%, 06/04/2081(d)	500,000	458,273
5.13%, 06/04/2081(d)	528,000	393,745
		14,505,383
United States-3.33%
Ardagh Group S.A.
9.50%, 12/01/2030(a)	945,000	1,001,424
12.00% PIK, 1.00% Cash, 11.00%, 12/01/2030(a)(c)	590,725	547,122
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, 06/15/2033(a)	368,000	370,275
Brightstar Lottery PLC, 5.25%, 01/15/2029(a)	327,000	323,216
Canpack Group, Inc./CANPACK S.A., 6.00%, 05/15/2031(a)	240,000	238,687
CNG Holdings, Inc., 16.50% PIK Rate, 1.00% Cash Rate, 06/30/2031(a)(c)	317,963	254,370
Constellium SE, 3.75%, 04/15/2029(a)	250,000	238,936
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	450,000	481,695
EUSHI Finance, Inc., 6.25%, 04/01/2056(d)	315,000	310,941
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(a)	375,000	389,793
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(a)	500,000	462,529
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	287,000	279,870
4.75%, 06/15/2029(a)	310,000	302,059
4.38%, 08/15/2029(a)	210,000	201,907
6.75%, 01/15/2031(a)	400,000	404,840
ION Platform Finance US, Inc., 7.88%, 09/30/2032(a)	717,000	567,873
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
8.75%, 05/01/2029(a)	288,000	268,319
9.50%, 05/30/2029(a)	320,000	302,798
	Principal Amount	Value
United States-(continued)
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	$325,000	$328,211
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	209,891
		7,484,756
Uzbekistan-0.67%
JSC Uzbekneftegaz, 8.75%, 05/07/2030(a)	500,000	532,920
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028(a)	200,000	203,948
6.75%, 05/14/2030(a)	200,000	205,310
6.95%, 10/17/2031(a)	250,000	261,351
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	298,283
		1,501,812
Zambia-1.06%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(a)	681,000	708,460
8.00%, 03/01/2033(a)	550,000	571,482
7.25%, 02/15/2034(a)	420,000	427,831
6.38%, 02/15/2036(a)(b)	700,000	677,352
		2,385,125
Total U.S. Dollar Denominated Bonds & Notes (Cost $219,911,940)		219,376,515
	Shares
Common Stocks & Other Equity Interests-0.20%
Spain-0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034(a)(h)(i)	10	6
United States-0.20%
Hornbeck Offshore Services, Inc.(h)(j)	323	26,244
Hornbeck Offshore Services, Inc., Wts., TBA(h)(j)	3,246	263,738
Hornbeck Offshore Services, Inc., Wts., TBA(h)(i)(j)	2,673	160,379
Premier Brands Group Holdings Co.(h)(k)	3,222	4,430
TRU Taj LLC/TRU Taj Finance, Inc.(h)	2,156	116
		454,907
Total Common Stocks & Other Equity Interests (Cost $178,938)		454,913
Money Market Funds-1.34%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(l)(m) (Cost $3,001,206)	3,001,206	3,001,206
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $223,092,084)		222,832,634
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.06%
Invesco Private Government Fund, 3.69%(l)(m)(n)	4,405,265	4,405,265
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(l)(m)(n)	11,436,530	$11,437,674
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,843,144)		15,842,939
TOTAL INVESTMENTS IN SECURITIES-106.34% (Cost $238,935,228)		238,675,573
OTHER ASSETS LESS LIABILITIES-(6.34)%		(14,221,700)
NET ASSETS-100.00%		$224,453,873

Investment Abbreviations:
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $192,226,627, which represented 85.64% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(g)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,938,406	$33,299,041	$(32,236,241)	$-	$-	$3,001,206	$55,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,704,605	20,126,581	(19,425,921)	-	-	4,405,265	275,267 *
Invesco Private Prime Fund	9,632,369	49,037,262	(47,229,493)	(245)	(2,219)	11,437,674	315,212 *
Total	$15,275,380	$102,462,884	$(98,891,655)	$(245)	$(2,219)	$18,844,145	$646,200

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
July 31, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.48%(a)
Australia-3.48%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	649,000	$820,323
Australia and New Zealand Banking Group Ltd., 4.95%, 02/05/2029	AUD	1,150,000	805,684
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	1,150,000	1,235,258
Commonwealth Bank of Australia
4.90%, 08/17/2028	AUD	1,100,000	770,777
5.03%, 01/15/2031(b)	AUD	1,780,000	1,243,182
National Australia Bank Ltd.
2.13%, 05/24/2028(b)	EUR	300,000	339,155
4.85%, 03/22/2029	AUD	1,400,000	978,276
3.13%, 02/28/2030(b)	EUR	400,000	456,956
5.10%, 10/16/2035(b)	AUD	1,050,000	711,605
Scentre Group Trust 1, 5.35%, 09/18/2035(b)	AUD	1,100,000	726,555
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	300,000	353,256
Westpac Banking Corp.
5.00%, 01/15/2029	AUD	1,100,000	771,705
5.10%, 05/14/2029(b)	AUD	1,300,000	913,704
4.50%, 10/30/2030(b)	AUD	1,540,000	1,054,838
5.14%, 02/12/2031(b)	AUD	1,850,000	1,296,333
			12,477,607
Canada-16.81%
Bank of Montreal
4.71%, 12/07/2027	CAD	2,850,000	2,067,253
3.19%, 03/01/2028	CAD	2,850,000	2,032,026
5.04%, 05/29/2028	CAD	2,300,000	1,683,328
4.54%, 12/18/2028	CAD	2,250,000	1,638,265
4.42%, 07/17/2029	CAD	2,300,000	1,675,491
Bank of Nova Scotia (The)
4.68%, 02/01/2029	CAD	2,300,000	1,682,819
3.50%, 04/17/2029(b)	EUR	300,000	347,216
Bell Canada
3.80%, 08/21/2028	CAD	1,550,000	1,109,910
4.55%, 02/09/2030	CAD	1,200,000	873,981
3.00%, 03/17/2031	CAD	1,050,000	721,441
5.85%, 11/10/2032	CAD	1,450,000	1,114,397
5.15%, 08/24/2034	CAD	1,200,000	885,554
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	1,150,000	864,494
Canadian Imperial Bank of Commerce
5.05%, 10/07/2027	CAD	2,050,000	1,489,733
5.50%, 01/14/2028	CAD	1,400,000	1,026,550
CDP Financial, Inc.
3.00%, 04/11/2029(b)	EUR	400,000	458,683
4.10%, 06/13/2030(b)	AUD	2,000,000	1,367,954
5.15%, 05/22/2031	AUD	1,400,000	990,449
2.75%, 02/13/2032(b)	EUR	500,000	558,117
3.25%, 09/30/2035(b)	EUR	500,000	559,354
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	1,750,000	1,246,824
CI Financial Corp., 4.63%, 12/12/2031(b)	EUR	400,000	459,314
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	1,150,000	878,282
Series K, 5.86%, 06/30/2049	CAD	1,150,000	879,569
	Principal Amount		Value
Canada-(continued)
Federation des caisses Desjardins du Quebec
5.47%, 11/17/2028	CAD	1,500,000	$1,112,856
3.80%, 09/24/2029	CAD	1,400,000	1,001,681
3.71%, 07/16/2031	CAD	1,700,000	1,197,374
First Nations Finance Authority
1.71%, 06/16/2030	CAD	1,148,000	769,275
4.05%, 06/01/2035	CAD	1,252,000	895,048
Hydro One, Inc.
4.25%, 01/04/2035	CAD	1,230,000	876,594
4.85%, 11/30/2054	CAD	1,100,000	749,962
Series 64, 3.90%, 11/21/2033	CAD	1,400,000	986,731
National Bank of Canada
5.22%, 06/14/2028	CAD	2,100,000	1,544,331
5.02%, 02/01/2029	CAD	1,650,000	1,216,802
OMERS Finance Trust
3.25%, 01/28/2035(b)	EUR	250,000	280,611
5.75%, 05/20/2036	AUD	1,100,000	781,006
Ontario Teachers’ Finance Trust
2.85%, 12/04/2031(b)	EUR	400,000	450,188
1.85%, 05/03/2032(b)	EUR	400,000	423,977
0.90%, 05/20/2041(b)	EUR	400,000	302,065
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	500,000	370,132
Rogers Communications, Inc.
4.25%, 04/15/2032	CAD	1,150,000	818,899
6.75%, 11/09/2039	CAD	1,670,000	1,352,976
Royal Bank of Canada
4.64%, 01/17/2028	CAD	2,300,000	1,670,064
4.63%, 05/01/2028	CAD	2,750,000	2,000,069
2.13%, 04/26/2029(b)	EUR	400,000	446,647
5.23%, 06/24/2030	CAD	1,500,000	1,127,751
TELUS Corp.
Series CAG, 5.25%, 11/15/2032	CAD	1,300,000	970,823
Series CY, 3.30%, 05/02/2029	CAD	1,150,000	813,243
Toronto-Dominion Bank (The)
5.38%, 10/21/2027	CAD	2,250,000	1,644,231
4.48%, 01/18/2028	CAD	2,300,000	1,666,162
5.49%, 09/08/2028	CAD	1,700,000	1,260,207
4.68%, 01/08/2029	CAD	2,850,000	2,084,725
3.63%, 12/13/2029(b)	EUR	450,000	520,120
1.95%, 04/08/2030(b)	EUR	473,000	514,708
3.56%, 04/16/2031(b)	EUR	300,000	343,709
3.13%, 08/03/2032(b)	EUR	400,000	444,970
3.36%, 09/22/2032(b)	EUR	400,000	448,146
TransCanada PipeLines Ltd.
5.28%, 07/15/2030(b)	CAD	1,450,000	1,082,490
4.58%, 02/20/2035	CAD	1,200,000	855,624
4.34%, 10/15/2049(b)	CAD	1,100,000	662,290
			60,297,491
China-0.12%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	400,000	429,776
Denmark-2.08%
Carlsberg Breweries A/S
3.00%, 08/28/2029(b)	EUR	350,000	398,534
3.25%, 02/28/2032(b)	EUR	300,000	338,091
3.50%, 02/28/2035(b)	EUR	350,000	390,058
5.50%, 02/28/2039(b)	GBP	600,000	761,472
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Denmark-(continued)
DSV Finance B.V.
3.13%, 11/06/2028(b)	EUR	400,000	$458,961
3.25%, 11/06/2030(b)	EUR	400,000	455,017
Novo Nordisk Finance (Netherlands) B.V.
3.13%, 01/21/2029(b)	EUR	300,000	344,995
2.88%, 08/27/2030(b)	EUR	300,000	339,214
3.25%, 01/21/2031(b)	EUR	400,000	457,367
3.38%, 05/21/2034(b)	EUR	500,000	562,520
3.63%, 05/27/2037(b)	EUR	400,000	447,356
Orsted A/S
4.88%, 01/12/2032(b)	GBP	800,000	1,027,454
5.75%, 04/09/2040(b)	GBP	538,000	661,683
5.38%, 09/13/2042(b)	GBP	700,000	806,555
			7,449,277
Finland-0.63%
Nordea Bank Abp
0.50%, 11/02/2028(b)	EUR	300,000	324,979
2.50%, 05/23/2029(b)	EUR	300,000	338,225
3.38%, 06/11/2029(b)	EUR	300,000	346,863
2.75%, 05/02/2030(b)	EUR	400,000	450,977
3.25%, 04/29/2031(b)	EUR	300,000	341,472
3.63%, 03/15/2034(b)	EUR	400,000	457,368
			2,259,884
France-22.93%
Abertis France SAS, 1.48%, 01/18/2031(b)	EUR	400,000	420,135
Action Logement Services
0.38%, 10/05/2031(b)	EUR	300,000	294,469
1.38%, 04/13/2032(b)	EUR	400,000	408,328
0.50%, 10/30/2034(b)	EUR	400,000	351,766
3.75%, 11/25/2035(b)	EUR	300,000	336,468
4.13%, 10/03/2038(b)	EUR	300,000	339,090
0.75%, 07/19/2041(b)(c)	EUR	400,000	277,468
3.63%, 05/25/2043(b)	EUR	400,000	407,967
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	600,000	674,784
Airbus SE
1.63%, 06/09/2030(b)	EUR	450,000	486,916
2.38%, 04/07/2032(b)	EUR	300,000	326,355
2.38%, 06/09/2040(b)	EUR	400,000	375,587
Autoroutes du Sud de la France S.A.
1.38%, 01/22/2030(b)	EUR	400,000	431,006
1.38%, 02/21/2031(b)	EUR	300,000	314,828
Ayvens S.A.
3.88%, 01/24/2028(b)	EUR	400,000	464,583
4.88%, 10/06/2028(b)	EUR	300,000	355,656
Banque Federative du Credit Mutuel S.A.
3.88%, 01/26/2028(b)	EUR	300,000	348,607
5.38%, 05/25/2028(b)	GBP	500,000	677,858
0.25%, 07/19/2028(b)	EUR	300,000	325,735
0.63%, 11/03/2028(b)	EUR	500,000	542,046
4.13%, 03/13/2029(b)	EUR	500,000	586,806
1.75%, 03/15/2029(b)	EUR	300,000	331,054
1.88%, 06/18/2029(b)	EUR	400,000	440,119
5.00%, 10/22/2029(b)	GBP	700,000	936,541
2.63%, 11/06/2029(b)	EUR	400,000	447,126
0.75%, 01/17/2030(b)	EUR	300,000	314,224
4.38%, 05/02/2030(b)	EUR	400,000	471,291
3.00%, 05/07/2030(b)	EUR	400,000	451,614
	Principal Amount		Value
France-(continued)
1.25%, 06/03/2030(b)	EUR	400,000	$420,720
4.50%, 10/22/2030(b)	GBP	900,000	1,175,080
0.63%, 02/21/2031(b)	EUR	500,000	501,318
3.13%, 03/11/2031(b)	EUR	300,000	337,220
3.25%, 10/17/2031(b)	EUR	300,000	338,024
4.75%, 11/10/2031(b)	EUR	400,000	480,319
1.13%, 01/19/2032(b)	EUR	500,000	500,708
5.13%, 01/13/2033(b)	EUR	400,000	483,674
3.75%, 02/01/2033(b)	EUR	500,000	572,175
4.13%, 06/14/2033(b)	EUR	400,000	466,746
4.38%, 01/11/2034(b)	EUR	500,000	575,378
3.75%, 02/03/2034(b)	EUR	400,000	455,137
3.63%, 03/07/2035(b)	EUR	300,000	333,802
BNP Paribas S.A.
1.38%, 05/28/2029(b)	EUR	400,000	435,776
3.63%, 09/01/2029(b)	EUR	500,000	577,090
1.63%, 07/02/2031(b)	EUR	400,000	413,680
1.25%, 07/13/2031(b)	GBP	1,100,000	1,221,896
2.10%, 04/07/2032(b)	EUR	500,000	524,431
5.75%, 06/13/2032(b)	GBP	1,000,000	1,358,981
0.63%, 12/03/2032(b)	EUR	600,000	566,913
4.13%, 05/24/2033(b)	EUR	500,000	589,548
4.10%, 02/13/2034(b)	EUR	500,000	579,184
2.00%, 09/13/2036(b)	GBP	700,000	665,763
Bouygues S.A.
2.25%, 06/29/2029(b)	EUR	300,000	335,428
0.50%, 02/11/2030(b)	EUR	400,000	417,931
3.88%, 07/17/2031(b)	EUR	400,000	466,786
4.63%, 06/07/2032(b)	EUR	400,000	482,357
3.25%, 06/30/2037(b)(c)	EUR	300,000	325,078
5.38%, 06/30/2042(b)	EUR	300,000	372,279
BPCE S.A.
4.38%, 07/13/2028(b)	EUR	300,000	352,052
1.00%, 10/05/2028(b)	EUR	400,000	439,124
3.88%, 01/11/2029(b)	EUR	200,000	232,581
5.25%, 04/16/2029(b)	GBP	800,000	1,068,164
0.25%, 01/14/2031(b)	EUR	500,000	498,969
0.75%, 03/03/2031(b)	EUR	300,000	302,718
1.00%, 01/14/2032(b)	EUR	400,000	397,540
4.00%, 11/29/2032(b)	EUR	500,000	583,120
4.50%, 01/13/2033(b)	EUR	400,000	471,999
3.88%, 01/25/2036(b)	EUR	400,000	457,588
Capgemini SE
2.00%, 04/15/2029(b)	EUR	400,000	444,367
3.13%, 09/25/2031(b)	EUR	400,000	443,655
2.38%, 04/15/2032(b)	EUR	400,000	424,156
3.50%, 09/25/2034(b)	EUR	400,000	435,498
Cie de Saint-Gobain S.A.
3.38%, 04/08/2030(b)	EUR	300,000	344,179
3.88%, 11/29/2030(b)	EUR	300,000	350,466
1.88%, 03/15/2031(b)	EUR	400,000	428,873
3.63%, 04/08/2034(b)	EUR	300,000	339,909
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	400,000	431,196
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	300,000	322,023
1.50%, 10/06/2031(b)	EUR	400,000	408,893
Credit Agricole S.A.
0.38%, 04/20/2028(b)	EUR	1,100,000	1,207,276
1.13%, 02/24/2029(b)	EUR	600,000	656,653
1.75%, 03/05/2029(b)	EUR	800,000	882,954
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
France-(continued)
2.00%, 03/25/2029(b)	EUR	900,000	$998,251
1.00%, 07/03/2029(b)	EUR	900,000	971,835
2.50%, 08/29/2029(b)	EUR	600,000	675,316
4.88%, 10/23/2029(b)	GBP	1,000,000	1,336,463
4.13%, 03/07/2030(b)	EUR	900,000	1,060,760
3.88%, 04/20/2031(b)	EUR	1,000,000	1,167,805
0.88%, 01/14/2032(b)	EUR	900,000	891,049
3.13%, 02/26/2032(b)	EUR	400,000	448,686
1.13%, 07/12/2032(b)	EUR	600,000	594,980
4.00%, 01/18/2033(b)	EUR	400,000	469,399
4.38%, 11/27/2033(b)	EUR	400,000	472,616
3.75%, 01/22/2034(b)	EUR	600,000	686,803
3.50%, 09/26/2034(b)	EUR	400,000	445,289
3.88%, 11/28/2034(b)	EUR	500,000	578,223
3.75%, 05/27/2035(b)	EUR	400,000	450,374
4.13%, 02/26/2036(b)	EUR	800,000	923,076
3.88%, 02/16/2038(b)	EUR	400,000	444,901
Danone S.A., 1.21%, 11/03/2028(b)	EUR	500,000	549,510
Dassault Systemes SE
0.38%, 09/16/2029(b)	EUR	400,000	422,400
3.38%, 06/16/2031(b)	EUR	200,000	227,621
ENGIE S.A.
3.63%, 01/11/2030(b)	EUR	400,000	463,234
0.50%, 10/24/2030(b)	EUR	400,000	406,875
4.00%, 01/11/2035(b)	EUR	400,000	459,992
5.75%, 10/28/2050(b)	GBP	600,000	706,449
5.63%, 04/03/2053(b)	GBP	700,000	797,084
5.00%, 10/01/2060(b)	GBP	1,250,000	1,294,242
EssilorLuxottica S.A.
2.88%, 03/05/2029(b)	EUR	400,000	456,393
2.63%, 01/10/2030(b)	EUR	400,000	449,880
0.75%, 11/27/2031(b)	EUR	300,000	300,869
Kering S.A.
3.63%, 09/05/2031(b)	EUR	400,000	458,591
3.38%, 03/11/2032(b)	EUR	400,000	450,781
3.88%, 09/05/2035(b)	EUR	400,000	452,087
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	232,949
LOreal S.A.
2.75%, 11/19/2030(b)	EUR	300,000	338,942
3.38%, 01/19/2036(b)	EUR	400,000	446,094
LVMH Moet Hennessy Louis Vuitton SE
2.63%, 03/07/2029(b)	EUR	400,000	453,961
3.25%, 09/07/2029(b)	EUR	400,000	460,805
0.38%, 02/11/2031(b)	EUR	300,000	303,619
3.50%, 09/07/2033(b)	EUR	500,000	571,245
Orange S.A.
1.38%, 03/20/2028(b)	EUR	300,000	335,836
2.00%, 01/15/2029(b)	EUR	400,000	447,559
1.38%, 01/16/2030(b)	EUR	400,000	431,320
1.88%, 09/12/2030(b)	EUR	400,000	432,739
3.13%, 11/13/2031(b)	EUR	400,000	448,850
3.25%, 01/15/2032(b)	GBP	800,000	972,254
0.50%, 09/04/2032(b)	EUR	400,000	381,380
8.13%, 01/28/2033	EUR	550,000	789,660
0.63%, 12/16/2033(b)	EUR	400,000	367,341
5.63%, 01/23/2034	GBP	578,000	779,781
3.50%, 11/13/2034(b)	EUR	400,000	444,455
3.75%, 09/04/2037(b)	EUR	300,000	330,230
3.75%, 05/13/2038(b)	EUR	400,000	438,165
5.38%, 11/22/2050(b)	GBP	600,000	680,792
	Principal Amount		Value
France-(continued)
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	400,000	$434,684
Societe Anonyme De Gestion De Stocks De Securite - Sagess, 2.88%, 09/07/2032(b)	EUR	400,000	441,374
Societe Generale S.A.
2.13%, 09/27/2028(b)	EUR	400,000	449,240
4.13%, 11/21/2028(b)	EUR	300,000	352,246
1.75%, 03/22/2029(b)	EUR	300,000	330,608
2.63%, 05/30/2029(b)	EUR	400,000	453,431
1.25%, 06/12/2030(b)	EUR	400,000	422,370
4.25%, 11/16/2032(b)(c)	EUR	500,000	597,372
5.63%, 06/02/2033(b)	EUR	300,000	371,659
6.25%, 06/22/2033(b)	GBP	600,000	845,291
Suez SACA
5.00%, 11/03/2032(b)	EUR	300,000	363,675
2.88%, 05/24/2034(b)	EUR	300,000	316,762
6.63%, 10/05/2043(b)	GBP	700,000	925,840
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	400,000	444,878
TotalEnergies Capital International S.A.
1.38%, 10/04/2029(b)	EUR	400,000	435,654
3.08%, 07/01/2031(b)	EUR	300,000	338,961
1.99%, 04/08/2032(b)	EUR	500,000	529,966
3.16%, 03/03/2033(b)	EUR	300,000	334,005
3.65%, 07/01/2035(b)	EUR	400,000	449,144
1.62%, 05/18/2040(b)	EUR	400,000	333,404
3.85%, 03/03/2045(b)	EUR	400,000	413,813
Unibail-Rodamco-Westfield SE, 1.38%, 12/04/2031(b)	EUR	300,000	304,897
Vinci S.A.
1.63%, 01/18/2029(b)	EUR	500,000	553,963
1.75%, 09/26/2030(b)	EUR	400,000	430,453
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	600,000	755,102
			82,264,405
Germany-10.04%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	800,000	896,016
Amprion GmbH
3.97%, 09/22/2032(b)	EUR	300,000	348,988
4.07%, 01/15/2038(b)	EUR	300,000	337,965
Aroundtown S.A., 3.50%, 05/13/2030(b)	EUR	400,000	449,277
BASF SE, 1.50%, 03/17/2031(b)	EUR	400,000	423,780
Bayer AG
0.38%, 01/12/2029(b)	EUR	300,000	321,838
1.13%, 01/06/2030(b)	EUR	500,000	531,415
0.63%, 07/12/2031(b)	EUR	400,000	397,738
1.38%, 07/06/2032(b)	EUR	600,000	600,931
4.63%, 05/26/2033(b)	EUR	400,000	478,682
Bayer Capital Corp. B.V., 2.13%, 12/15/2029(b)	EUR	500,000	551,167
BMW Finance N.V.
2.63%, 05/20/2028(b)	EUR	400,000	455,542
2.63%, 01/27/2029(b)	EUR	300,000	339,401
1.50%, 02/06/2029(b)	EUR	500,000	551,190
BMW International Investment B.V., 3.13%, 07/22/2029(b)	EUR	250,000	285,454
BMW US Capital LLC, 3.38%, 02/02/2034(b)	EUR	355,000	391,049
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Germany-(continued)
Deutsche Bahn AG
1.13%, 12/18/2028(b)	EUR	300,000	$331,190
0.63%, 04/15/2036(b)	EUR	350,000	303,200
0.63%, 12/08/2050(b)	EUR	348,000	179,609
1.13%, 05/29/2051(b)	EUR	301,000	178,485
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	400,000	466,439
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	341,000	380,696
Deutsche Telekom AG
1.75%, 03/25/2031(b)	EUR	300,000	324,235
3.63%, 02/03/2045(b)	EUR	350,000	357,730
Deutsche Telekom International Finance B.V., 2.00%, 12/01/2029(b)	EUR	300,000	333,677
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	350,000	383,674
6.25%, 06/03/2030(b)	GBP	900,000	1,256,277
6.38%, 06/07/2032	GBP	1,132,000	1,589,902
4.75%, 01/31/2034(b)	GBP	700,000	888,098
5.88%, 10/30/2037(b)	GBP	1,050,000	1,374,298
6.75%, 01/27/2039(b)	GBP	750,000	1,045,478
6.13%, 07/06/2039(b)	GBP	1,150,000	1,511,844
E.ON SE
3.88%, 01/12/2035(b)	EUR	366,000	420,785
4.13%, 03/25/2044(b)(c)	EUR	345,000	384,333
EnBW International Finance B.V., 3.75%, 11/20/2035(b)	EUR	306,000	344,545
Eurogrid GmbH, 3.73%, 10/18/2035(b)	EUR	400,000	448,194
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	300,000	329,362
Landesbank Hessen-Thueringen Girozentrale, 3.00%, 03/05/2032(b)	EUR	300,000	336,634
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)	EUR	510,000	559,810
0.75%, 09/10/2030(b)	EUR	300,000	310,078
1.13%, 11/06/2031(b)	EUR	400,000	405,374
0.75%, 03/11/2033(b)(c)	EUR	379,000	361,311
2.13%, 07/03/2037(b)	EUR	450,000	426,373
Mercedes-Benz International Finance B.V.
3.20%, 05/13/2029(b)	EUR	200,000	228,757
3.25%, 11/15/2030(b)	EUR	328,000	372,683
3.70%, 05/30/2031(b)	EUR	300,000	348,126
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	400,000	462,038
4.00%, 06/02/2035(b)	EUR	400,000	457,864
4.38%, 06/02/2043(b)	EUR	500,000	552,273
RWE AG, 2.75%, 05/24/2030(b)	EUR	275,000	310,891
SAP SE
1.63%, 03/10/2031(b)	EUR	400,000	426,235
3.50%, 06/03/2033(b)	EUR	300,000	340,835
Siemens Financieringsmaatschappij N.V.
2.63%, 05/27/2029(b)	EUR	300,000	340,719
3.38%, 08/24/2031(b)	EUR	400,000	461,268
3.13%, 05/22/2032(b)	EUR	500,000	566,153
3.00%, 09/08/2033(b)	EUR	300,000	334,180
0.50%, 09/05/2034(b)(c)	EUR	300,000	276,480
3.63%, 05/27/2036(b)	EUR	400,000	454,083
3.38%, 02/22/2037(b)	EUR	400,000	439,398
3.75%, 09/10/2042(b)	GBP	700,000	719,603
3.63%, 02/22/2044(b)	EUR	500,000	523,209
	Principal Amount		Value
Germany-(continued)
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	500,000	$536,695
Volkswagen Bank GmbH
3.63%, 11/26/2028(b)	EUR	200,000	230,098
3.13%, 12/10/2029(b)	EUR	300,000	338,960
Volkswagen Financial Services AG
0.88%, 01/31/2028(b)	EUR	230,000	255,365
3.63%, 05/19/2029(b)	EUR	400,000	459,293
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	600,000	774,144
Volkswagen International Finance N.V.
0.88%, 09/22/2028(b)	EUR	500,000	545,205
1.63%, 01/16/2030(b)	EUR	300,000	322,709
3.25%, 11/18/2030(b)	EUR	300,000	337,769
4.13%, 11/16/2038(b)	EUR	400,000	434,735
Volkswagen Leasing GmbH, 3.88%, 10/11/2028(b)	EUR	400,000	464,115
Vonovia SE, 0.75%, 09/01/2032(b)	EUR	400,000	380,733
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	300,000	329,156
1.82%, 09/25/2031(b)	EUR	400,000	411,855
			36,027,691
Hong Kong-0.72%
MTR Corp. Ltd.
4.89%, 01/29/2031(b)	AUD	1,000,000	699,941
3.25%, 06/10/2034(b)	EUR	300,000	337,008
5.58%, 01/29/2038(b)	AUD	1,200,000	828,155
3.63%, 06/10/2038(b)	EUR	350,000	386,700
4.13%, 06/10/2046(b)	EUR	300,000	327,109
			2,578,913
Italy-4.85%
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	425,000	456,304
2.38%, 11/25/2033(b)	EUR	300,000	307,902
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	400,000	446,289
2.00%, 01/15/2030(b)	EUR	400,000	436,428
Enel Finance International N.V.
3.88%, 03/09/2029(b)	EUR	300,000	350,229
0.88%, 09/28/2034(b)	EUR	470,000	425,444
3.88%, 01/23/2035(b)	EUR	300,000	342,340
0.88%, 06/17/2036(b)	EUR	300,000	256,711
5.75%, 09/14/2040(b)	GBP	1,550,000	1,950,230
Enel S.p.A.
3.50%, 05/26/2030(b)	EUR	400,000	459,868
3.88%, 05/26/2033(b)	EUR	400,000	459,652
5.75%, 06/22/2037(b)	GBP	669,000	865,266
Eni S.p.A.
4.30%, 02/10/2028(b)	EUR	500,000	587,627
3.63%, 01/29/2029(b)	EUR	425,000	494,196
0.63%, 01/23/2030(b)	EUR	400,000	419,966
2.00%, 05/18/2031(b)	EUR	350,000	377,026
4.25%, 05/19/2033(b)	EUR	400,000	470,958
3.88%, 01/15/2034(b)	EUR	300,000	344,020
4.00%, 05/26/2035(b)	EUR	400,000	454,881
Intesa Sanpaolo S.p.A.
0.75%, 03/16/2028(b)	EUR	500,000	554,539
1.75%, 07/04/2029(b)	EUR	323,000	355,904
4.88%, 05/19/2030(b)	EUR	400,000	482,721
3.63%, 10/16/2030(b)	EUR	300,000	347,742
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Italy-(continued)
5.13%, 08/29/2031(b)	EUR	500,000	$615,038
6.63%, 05/31/2033(b)	GBP	800,000	1,139,487
Italgas S.p.A., 3.13%, 02/08/2029(b)	EUR	300,000	343,372
Snam S.p.A.
3.25%, 07/01/2032(b)	EUR	300,000	336,358
3.88%, 02/19/2034(b)	EUR	400,000	459,090
5.75%, 11/26/2036(b)	GBP	700,000	921,951
UniCredit S.p.A.
0.85%, 01/19/2031(b)	EUR	313,000	321,237
4.00%, 03/05/2034(b)	EUR	400,000	463,444
4.20%, 06/11/2034(b)	EUR	300,000	347,828
3.73%, 06/10/2035(b)	EUR	400,000	452,498
Unipol Assicurazioni S.p.A., 3.25%, 09/23/2030(b)	EUR	300,000	344,944
			17,391,490
Japan-2.49%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	700,000	823,500
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	300,000	307,725
NTT Finance Corp.
2.91%, 03/16/2029(b)	EUR	400,000	454,515
0.34%, 03/03/2030(b)	EUR	400,000	411,178
3.68%, 07/16/2033(b)	EUR	350,000	395,082
4.09%, 07/16/2037(b)	EUR	550,000	619,228
Series 17, 0.28%, 12/20/2027	JPY	200,000,000	1,232,004
Series 18, 0.38%, 09/20/2030	JPY	500,000,000	2,901,319
Sumitomo Mitsui Banking Corp., 3.54%, 04/02/2030(b)	EUR	200,000	230,176
Sumitomo Mitsui Financial Group, Inc., 0.63%, 10/23/2029(b)	EUR	425,000	448,100
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	500,000	563,827
1.38%, 07/09/2032	EUR	300,000	301,311
2.00%, 07/09/2040	EUR	300,000	259,429
			8,947,394
Netherlands-3.55%
ABN AMRO Bank N.V.
4.38%, 10/20/2028(b)	EUR	400,000	470,723
2.63%, 01/16/2029(b)	EUR	300,000	340,217
2.75%, 06/04/2029(b)	EUR	300,000	341,153
0.50%, 09/23/2029(b)	EUR	400,000	421,121
3.13%, 01/21/2030(b)	EUR	500,000	572,636
4.25%, 02/21/2030(b)	EUR	500,000	589,861
3.38%, 04/09/2030(b)	EUR	300,000	344,919
4.63%, 11/08/2030(b)	GBP	800,000	1,048,835
3.88%, 01/15/2032(b)	EUR	300,000	347,235
5.38%, 12/21/2032(b)	GBP	600,000	800,120
1.00%, 06/02/2033(b)	EUR	300,000	287,824
1.25%, 01/20/2034(b)	EUR	300,000	287,655
4.50%, 11/21/2034(b)	EUR	300,000	359,685
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	1,100,000	1,452,440
4.00%, 01/10/2030(b)	EUR	400,000	468,785
1.13%, 05/07/2031(b)	EUR	400,000	412,298
3.82%, 07/26/2034(b)	EUR	300,000	346,665
3.55%, 10/08/2035(b)	EUR	400,000	448,849
ING Bank N.V.
2.63%, 12/01/2028(b)	EUR	300,000	340,861
	Principal Amount		Value
Netherlands-(continued)
3.25%, 05/12/2029(b)	EUR	300,000	$344,587
3.63%, 05/12/2033(b)	EUR	300,000	343,764
ING Groep N.V.
1.38%, 01/11/2028(b)	EUR	400,000	450,096
2.00%, 09/20/2028(b)	EUR	500,000	561,390
2.50%, 11/15/2030(b)	EUR	500,000	552,935
Koninklijke KPN N.V., 3.88%, 02/16/2036(b)	EUR	300,000	337,652
Tennet Netherlands B.V., 4.50%, 10/28/2034(b)	EUR	400,000	483,431
			12,755,737
New Zealand-0.79%
ASB Bank Ltd., 4.10%, 09/02/2030(b)	NZD	1,400,000	812,052
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	1,050,000	638,838
Westpac New Zealand Ltd.
4.34%, 09/24/2029	NZD	1,300,000	764,176
3.87%, 11/19/2030	NZD	1,100,000	630,232
			2,845,298
Norway-2.65%
Equinor ASA
6.88%, 03/11/2031(b)	GBP	900,000	1,303,230
1.38%, 05/22/2032(b)	EUR	300,000	306,276
1.63%, 02/17/2035(b)	EUR	300,000	291,676
Norway Government Bond
Series 479, 1.75%, 02/17/2027(b)	NOK	5,000,000	519,512
Series 480, 2.00%, 04/26/2028(b)	NOK	13,570,000	1,369,267
Series 481, 1.75%, 09/06/2029(b)	NOK	5,800,000	562,230
Series 482, 1.38%, 08/19/2030(b)	NOK	8,100,000	756,948
Series 483, 1.25%, 09/17/2031(b)	NOK	6,450,000	582,163
Series 484, 2.13%, 05/18/2032(b)	NOK	4,642,000	432,859
Series 486, 3.00%, 08/15/2033(b)	NOK	6,500,000	628,958
Series 487, 3.63%, 04/13/2034(b)	NOK	5,000,000	500,452
Series 488, 3.63%, 05/31/2039(b)	NOK	1,800,000	174,888
Series 489, 3.75%, 06/12/2035(b)	NOK	9,900,000	993,990
Series 490, 4.13%, 06/03/2036(b)	NOK	3,000,000	308,249
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	400,000	434,920
Var Energi ASA, 3.88%, 03/12/2031(b)	EUR	300,000	344,825
			9,510,443
Portugal-0.15%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	500,000	550,885
Singapore-0.69%
DBS Bank Ltd., 5.07%, 02/13/2031(b)	AUD	1,100,000	770,229
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	500,000	643,147
United Overseas Bank Ltd., 5.02%, 01/29/2031	AUD	1,500,000	1,046,941
			2,460,317
Spain-4.73%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	300,000	342,409
3.00%, 03/27/2031(b)	EUR	400,000	448,675
Banco Bilbao Vizcaya Argentaria S.A.
4.38%, 10/14/2029(b)	EUR	400,000	476,356
3.13%, 07/15/2030(b)	EUR	400,000	454,164
3.50%, 03/26/2031(b)	EUR	300,000	347,333
3.88%, 01/15/2034(b)(c)	EUR	400,000	468,553
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
Spain-(continued)
3.75%, 08/26/2035(b)	EUR	300,000	$341,830
3.75%, 01/15/2036(b)	EUR	500,000	562,888
Banco Santander S.A.
3.88%, 04/22/2029(b)	EUR	400,000	466,402
3.00%, 01/12/2030(b)	EUR	300,000	340,964
5.13%, 01/25/2030(b)	GBP	500,000	672,360
4.25%, 06/12/2030(b)	EUR	300,000	355,067
1.63%, 10/22/2030(b)	EUR	400,000	424,401
5.38%, 01/17/2031(b)	GBP	700,000	946,578
4.88%, 10/18/2031(b)	EUR	700,000	849,077
1.00%, 11/04/2031(b)	EUR	300,000	303,002
3.25%, 05/27/2032(b)	EUR	300,000	338,663
3.50%, 10/02/2032(b)	EUR	300,000	339,823
3.75%, 01/09/2034(b)	EUR	500,000	574,246
3.50%, 02/17/2035(b)	EUR	400,000	445,910
3.75%, 01/12/2036(b)	EUR	300,000	340,224
CaixaBank S.A.
3.75%, 09/07/2029(b)	EUR	300,000	349,707
4.25%, 09/06/2030(b)	EUR	400,000	474,849
4.38%, 11/29/2033(b)	EUR	400,000	481,315
3.38%, 06/26/2035(b)	EUR	300,000	334,606
Cellnex Finance Co. S.A.
1.50%, 06/08/2028(b)	EUR	400,000	446,113
2.00%, 02/15/2033(b)	EUR	400,000	410,629
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	300,000	321,159
Iberdrola Finanzas S.A.
1.38%, 03/11/2032(b)	EUR	300,000	307,882
5.25%, 10/31/2036(b)	GBP	600,000	769,040
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	400,000	465,203
Telefonica Emisiones S.A.
1.72%, 01/12/2028(b)	EUR	400,000	452,098
1.79%, 03/12/2029(b)	EUR	400,000	443,990
0.66%, 02/03/2030(b)(c)	EUR	400,000	418,823
2.59%, 05/25/2031(b)	EUR	400,000	440,281
3.70%, 01/24/2032(b)	EUR	300,000	342,386
3.71%, 05/02/2033(b)	EUR	300,000	337,383
3.72%, 01/23/2034(b)	EUR	300,000	335,302
			16,969,691
Sweden-2.29%
Skandinaviska Enskilda Banken AB
0.63%, 11/12/2029(b)	EUR	400,000	421,124
3.38%, 03/19/2030(b)	EUR	300,000	344,100
3.38%, 05/07/2031(b)	EUR	300,000	343,546
Svenska Handelsbanken AB
0.05%, 09/06/2028(b)	EUR	400,000	432,294
1.38%, 02/23/2029(b)	EUR	330,000	362,635
0.50%, 02/18/2030(b)	EUR	300,000	311,808
3.50%, 04/29/2033(b)	EUR	300,000	339,178
Swedbank AB, 4.13%, 11/13/2028(b)	EUR	400,000	469,827
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	1,200,000	122,390
Series 1059, 1.00%, 11/12/2026(b)	SEK	5,300,000	554,108
Series 1060, 0.75%, 05/12/2028(b)	SEK	14,000,000	1,424,503
Series 1061, 0.75%, 11/12/2029(b)	SEK	15,900,000	1,572,234
Series 1062, 0.13%, 05/12/2031(b)	SEK	2,500,000	232,469
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	900,000	1,279,111
			8,209,327
	Principal Amount		Value
Switzerland-1.22%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	300,000	$306,135
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	300,000	338,428
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	500,000	541,035
2.00%, 03/26/2038(b)	EUR	400,000	376,732
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	400,000	458,488
3.63%, 11/29/2036(b)	EUR	300,000	334,670
UBS AG, 0.50%, 03/31/2031(b)	EUR	400,000	402,722
UBS Group AG
0.65%, 09/10/2029(b)	EUR	300,000	318,261
0.88%, 11/03/2031(b)	EUR	400,000	400,074
0.63%, 01/18/2033(b)	EUR	548,000	516,706
0.63%, 02/24/2033(b)	EUR	400,000	376,012
			4,369,263
United Kingdom-14.62%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	603,000	756,899
5.75%, 06/07/2043(b)	GBP	600,000	700,206
6.25%, 09/12/2044(b)	GBP	800,000	977,884
B.A.T. International Finance PLC
2.25%, 01/16/2030(b)	EUR	400,000	442,371
6.00%, 11/24/2034(b)	GBP	575,000	778,024
Barclays Bank PLC, 3.32%, 06/17/2029(b)	EUR	400,000	459,517
Blend Funding PLC
5.26%, 06/11/2032(b)	GBP	950,000	1,269,921
3.46%, 09/21/2047(b)	GBP	600,000	526,977
2.92%, 04/05/2054(b)	GBP	700,000	511,226
British Telecommunications PLC
3.13%, 11/21/2031(b)	GBP	650,000	789,910
6.38%, 06/23/2037(b)	GBP	550,000	750,431
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	800,000	738,994
2.75%, 09/22/2046(b)	GBP	900,000	684,012
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	300,000	288,566
Centrica PLC, 4.25%, 09/12/2044(b)	GBP	700,000	700,450
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	630,000	511,600
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	500,000	657,730
Diageo Finance PLC
3.13%, 02/28/2031(b)	EUR	300,000	339,609
2.50%, 03/27/2032(b)	EUR	400,000	433,988
2.75%, 06/08/2038(b)	GBP	700,000	688,318
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	400,000	451,650
GlaxoSmithKline Capital PLC
5.25%, 12/19/2033	GBP	700,000	943,718
1.63%, 05/12/2035(b)	GBP	800,000	785,431
6.38%, 03/09/2039	GBP	700,000	965,304
Heathrow Funding Ltd.
6.45%, 12/10/2031(b)	GBP	1,050,000	1,473,499
5.88%, 05/13/2041(b)	GBP	800,000	1,000,173
4.63%, 10/31/2046(b)	GBP	900,000	930,837
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	750,000	915,495
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	600,000	$503,663
HSBC Holdings PLC, 7.00%, 04/07/2038(b)	GBP	800,000	1,119,886
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	400,000	485,841
1.75%, 03/18/2033(b)	EUR	400,000	394,986
Imperial Brands Finance PLC
4.88%, 06/07/2032(b)	GBP	500,000	646,348
3.88%, 02/12/2034(b)	EUR	300,000	334,706
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	1,060,000	1,474,027
LSEGA Financing PLC, 4.88%, 09/19/2032(b)	GBP	600,000	785,209
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	300,000	349,479
3.88%, 01/24/2034(b)	EUR	400,000	452,474
4.25%, 06/17/2035(b)	EUR	300,000	345,355
3.63%, 03/10/2036(b)	GBP	600,000	669,126
2.38%, 07/03/2039(b)	GBP	600,000	531,059
2.13%, 01/18/2042(b)	GBP	600,000	464,697
5.75%, 06/17/2051(b)	GBP	550,000	639,768
5.63%, 01/24/2054(b)	GBP	600,000	685,009
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	725,000	984,199
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	300,000	349,439
Nationwide Building Society
3.00%, 03/03/2030(b)	EUR	400,000	452,886
3.13%, 08/18/2032(b)	EUR	300,000	334,727
NatWest Markets PLC
5.00%, 11/18/2029(b)	GBP	600,000	801,310
3.13%, 01/10/2030(b)	EUR	300,000	341,552
3.00%, 09/03/2030(b)	EUR	400,000	450,744
3.13%, 01/13/2031(b)	EUR	400,000	451,320
NIE Finance PLC, 5.88%, 09/03/2041(b)	GBP	700,000	896,639
Optivo Finance PLC, 5.25%, 03/13/2043(b)	GBP	600,000	702,902
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	600,000	774,425
5.75%, 05/11/2055(b)	GBP	500,000	574,395
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	600,000	668,474
Rothesay Life PLC
7.73%, 05/16/2033(b)	GBP	600,000	869,231
7.02%, 12/10/2034(b)	GBP	600,000	838,169
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	650,000	437,666
Santander UK PLC, 3.35%, 03/25/2030(b)	EUR	400,000	457,933
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	550,000	663,300
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	750,000	1,011,763
Severn Trent Utilities Finance PLC, 4.88%, 01/24/2042(b)	GBP	700,000	778,131
Standard Chartered PLC
3.93%, 05/28/2032(b)(d)	EUR	300,000	346,092
	Principal Amount		Value
United Kingdom-(continued)
5.13%, 06/06/2034(b)	GBP	600,000	$759,516
4.38%, 01/18/2038(b)	GBP	600,000	694,599
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	1,100,000	1,302,711
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	300,000	327,610
University of Oxford, 2.54%, 12/08/2117(b)	GBP	1,150,000	644,943
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	300,000	320,135
6.38%, 07/03/2050(b)	GBP	600,000	754,748
5.13%, 12/02/2052(b)	GBP	600,000	631,334
Wellcome Trust Finance PLC, 4.63%, 07/25/2036(b)	GBP	600,000	753,455
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	920,000	379,601
2.52%, 02/07/2118(b)	GBP	800,000	446,644
WPP Finance 2013, 3.63%, 06/09/2031(b)(c)	EUR	300,000	335,742
Yorkshire Water Finance PLC
6.38%, 11/18/2034(b)	GBP	600,000	807,583
2.75%, 04/18/2041(b)	GBP	900,000	750,060
			52,448,351
United States-3.64%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	850,000	1,075,152
BP Capital Markets PLC
1.23%, 05/08/2031(b)	EUR	400,000	413,031
2.82%, 04/07/2032(b)	EUR	400,000	440,234
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	400,000	433,130
3.00%, 10/15/2028	EUR	300,000	343,974
1.63%, 03/07/2031	EUR	400,000	424,097
3.13%, 10/15/2031	EUR	200,000	224,697
0.75%, 10/15/2032	EUR	400,000	388,012
3.38%, 10/15/2034	EUR	300,000	335,375
1.50%, 07/02/2039	EUR	400,000	337,278
1.38%, 10/15/2040	EUR	300,000	238,989
1.63%, 10/15/2050	EUR	400,000	257,050
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	350,000	342,212
Nestle Holdings, Inc., 2.50%, 04/04/2032(b)	GBP	700,000	827,657
Robert Bosch Finance LLC, 2.75%, 05/28/2028(b)	EUR	400,000	456,332
Sanofi S.A.
1.50%, 04/01/2030(b)	EUR	300,000	325,113
Series 12FX, 1.38%, 03/21/2030(b)	EUR	700,000	755,660
Series 20FX, 1.88%, 03/21/2038(b)	EUR	400,000	375,775
Schneider Electric SE, 3.62%, 09/02/2037(b)	EUR	300,000	335,163
Shell International Finance B.V.
0.50%, 11/08/2031(b)	EUR	400,000	397,120
1.88%, 04/07/2032(b)	EUR	400,000	421,922
1.25%, 11/11/2032(b)	EUR	300,000	301,135
0.88%, 11/08/2039(b)	EUR	300,000	229,251
1.75%, 09/10/2052(b)	GBP	600,000	341,407
Stellantis N.V.
4.50%, 07/07/2028(b)	EUR	400,000	467,843
0.75%, 01/18/2029(b)	EUR	400,000	427,715
4.38%, 03/14/2030(b)	EUR	400,000	463,958
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
	Principal Amount		Value
United States-(continued)
4.25%, 06/16/2031(b)	EUR	400,000	$455,073
2.75%, 04/01/2032(b)	EUR	400,000	417,656
1.25%, 06/20/2033(b)	EUR	500,000	452,427
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	300,000	345,762
			13,050,200
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $361,740,791)			353,293,440
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $1,266,001)		1,266,001	1,266,001
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.83% (Cost $363,006,792)			354,559,441
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.70%
Invesco Private Government Fund, 3.69%(e)(f)(g)	696,138	$696,138
Invesco Private Prime Fund, 3.82%(e)(f)(g)	1,808,534	1,808,715
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,504,775)		2,504,853
TOTAL INVESTMENTS IN SECURITIES-99.53% (Cost $365,511,567)		357,064,294
OTHER ASSETS LESS LIABILITIES-0.47%		1,692,497
NET ASSETS-100.00%		$358,756,791

Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $283,125,193, which represented 78.92% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$717,695	$26,049,344	$(25,501,038)	$-	$-	$1,266,001	$28,943
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	524,385	1,707,928	(1,536,175)	-	-	696,138	22,230 *
Invesco Private Prime Fund	1,359,240	4,317,457	(3,867,976)	80	(86)	1,808,715	23,099 *
Total	$2,601,320	$32,074,729	$(30,905,189)	$80	$(86)	$3,770,854	$74,272

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
July 31, 2026
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$115,494,823	$-	$115,494,823
Money Market Funds	202,807	-	-	202,807
Total Investments	$202,807	$115,494,823	$-	$115,697,630
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,357,565,855	$-	$1,357,565,855
Money Market Funds	2,987,770	57,203,572	-	60,191,342
Total Investments	$2,987,770	$1,414,769,427	$-	$1,417,757,197
Invesco Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$219,376,515	$-	$219,376,515
Common Stocks & Other Equity Interests	-	294,528	160,385	454,913
Money Market Funds	3,001,206	15,842,939	-	18,844,145
Total Investments in Securities	3,001,206	235,513,982	160,385	238,675,573
Other Investments - Assets
Investments Matured	-	405,809	4,875	410,684
Total Investments	$3,001,206	$235,919,791	$165,260	$239,086,257
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$353,293,440	$-	$353,293,440
Money Market Funds	1,266,001	2,504,853	-	3,770,854
Total Investments	$1,266,001	$355,798,293	$-	$357,064,294